SHARE CAPITAL (Tables)	9 Months Ended
Sep. 30, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Outstanding common stock rollforward

		Nine months ended September 30,
Number of common shares (in millions)	Notes	2017	2016
Outstanding, beginning of the period		453.8	393.4
Equity issuance	4	6.9	44.7
Issuance of flow-through common shares		3.4	12.0
Issuance of shares for share-based compensation		0.8	0.6
Outstanding, end of period		464.9	450.7